Stockholder's Equity (Tables)	9 Months Ended
Sep. 30, 2014
Equity [Abstract]
Schedule of Stockholders Equity
Subsequent to the IPO, the following shares of the Company were outstanding:

Shares:	Number Outstanding	Holders
Class A common stock	23,074,750	Public
Restricted Class A common stock	1,800,000	Altai
Restricted Class A common stock	800,000	Everstream
Restricted Class A common stock	4,977,586	Executive officers and management
Class B common stock	64,526,654	SunEdison
Class B1 common stock	5,840,000	Riverstone
Total shares outstanding	101,018,990